Share Capital and Reserve - Summary of Information of Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net income for the year	$ 27,622	$ 13,817
Basic weighted average number of shares	193,974,313	187,507,754
Basic earnings per share	$ 0.14	$ 0.07
Effect of dilutive stock options	1,684,992	2,732,900
Effect of dilutive warrants	0	4,318,675
Effect of dilutive restricted share rights	2,164,175	2,348,511
Diluted weighted average number of common shares	197,823,480	196,907,840
Diluted earnings per share	$ 0.14	$ 0.07